PREPAID EXPENSES AND OTHER CURRENT AND NON-CURRENT ASSETS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Current assets
Prepaid marketing expenses	¥ 9,462		¥ 25,648
Deposits	2,741		2,829
VAT recoverable	1,179		992
Other miscellaneous prepaid expenses	8,368		6,322
Prepaid expenses and other current assets	21,750	$ 3,110	35,791
Non-current assets
Prepaid marketing expenses	21,663		18,672
Deferred offering costs	1,512
Deposits	1,452		1,604
Other miscellaneous prepaid expenses			73
Prepaid expenses and other non-current assets	24,627		20,349
Total contract price	46,410
Expected credit losses	¥ 0		¥ 0